Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
WILMINGTON BROAD MARKET BOND FUND (Prospectus Summary) | WILMINGTON BROAD MARKET BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WILMINGTON BROAD MARKET BOND FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to seek a high total return, consistent with high current income.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 22 of the Fund's Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if
Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in A Shares of the Wilmington Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in various types of investment grade fixed income securities. Investment grade fixed income securities include securities rated in the top four categories by a rating agency such as Moody's
Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or
if unrated, determined by the investment adviser to be of comparable quality.
The Fund may invest up to 20% of its assets in high yield bonds and preferred stocks, and up to 10% of its assets in investment grade fixed income securities of foreign issuers. As a fundamental policy, the Fund will maintain an intermediate (4 to 7 years) average dollar-weighted duration.

As part of its principal investment strategy, the Fund may invest in bank obligations; corporate bonds, notes and commercial paper; high yield bonds;
mortgage-backed securities; municipal securities; obligations issued by supranational agencies; preferred stock; and U.S. government obligations. The mortgage-backed securities in which the Fund will invest as part of its principal investment strategy are issued or guaranteed by the U.S. Government,
U.S. Government agencies, such as the Government National Mortgage Association
("Ginnie Mae") or by U.S. Government-sponsored enterprises, such as the Federal
National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage
Corporation ("Freddie Mac"). As part of the Fund's non-principal investment strategy the Fund may invest in mortgage-backed securities issued by non-governmental entities and other asset-backed securities.

The investment adviser may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment adviser believes will perform better.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of Wilmington
Trust Company or any of its affiliates and is not insured or guaranteed by
Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

         o        CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

         o        FOREIGN SECURITIES RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

         o        GOVERNMENT OBLIGATIONS RISK: The risk that
                  government-sponsored entities may default on a financial
                  obligation, since their securities are not insured or
                  guaranteed by the U.S. Treasury or the U.S. Government.

         o        HIGH YIELD BOND RISKS: High yield bonds are subject to the risks normally associated with investing in fixed income
                  securities. However, high yield bonds (also known as junk
                  bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds.

         o        INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.
                  Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer the
                  Fund's duration, the more sensitive the Fund will be to
                  changes in interest rates.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        MORTGAGE-BACKED SECURITIES RISK: The value of these
                  securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or
                  deteriorating economic conditions, mortgage-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. There are a number of
                  important differences among the agencies and instrumentalities of the U. S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed
                  securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the
                  United States. Ginnie Mae securities also are supported by the right of Ginnie Mae to borrow funds from the U. S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the
                  United States but are supported by the right of the issuer to borrow from the Treasury.

         o        OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         o        PREFERRED STOCK RISK: The value of a preferred stock is
                  affected by interest rates, the credit quality of the issuing corporation and any call provisions.

         o        PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest
                  rates.

         o        RATING AGENCY RISK: Ratings represent the rating agency's
                  opinion regarding the quality of the security and are not a guarantee of quality.

Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND PERFORMANCE TABLE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        how the Fund's average annual returns for one year, five year and ten year periods compared to those of a broad measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 336-9970
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	wilmingtonfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Calendar Year-to-Date Total Return as of September 30, 2011: 5.96%

During the periods shown in the bar chart, the Fund's best quarter was up
7.38% (quarter ended December 31, 2008) and the Fund's worst quarter was down
-3.09% (quarter ended June 30, 2004).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary. The table reflects all applicable fees and sales charges.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary. The table reflects all applicable fees and sales charges.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
WILMINGTON BROAD MARKET BOND FUND (Prospectus Summary) | WILMINGTON BROAD MARKET BOND FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.09%)
WILMINGTON BROAD MARKET BOND FUND | Barclays Capital U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.83%
WILMINGTON BROAD MARKET BOND FUND | BofA Merrill Lynch U.S. Treasury Master Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Treasury Master Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.41%
WILMINGTON BROAD MARKET BOND FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2001	rr_AnnualReturn2001	7.94%
Annual Return 2002	rr_AnnualReturn2002	9.67%
Annual Return 2003	rr_AnnualReturn2003	4.16%
Annual Return 2004	rr_AnnualReturn2004	3.74%
Annual Return 2005	rr_AnnualReturn2005	2.07%
Annual Return 2006	rr_AnnualReturn2006	4.62%
Annual Return 2007	rr_AnnualReturn2007	6.29%
Annual Return 2008	rr_AnnualReturn2008	6.65%
Annual Return 2009	rr_AnnualReturn2009	7.04%
Annual Return 2010	rr_AnnualReturn2010	6.87%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.88%
WILMINGTON BROAD MARKET BOND FUND | INSTITUTIONAL SHARES | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.97%
WILMINGTON BROAD MARKET BOND FUND | INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.94%
WILMINGTON BROAD MARKET BOND FUND | A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	752
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,423
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Return Before Taxes	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	From inception of the Fund's A Shares on December 20, 2005, through December 31, 2010, the average annual total return was 5.64% for the A Shares. For the period December 31, 2005, through December 31, 2010, the average annual total return for the Barclays Capital U.S. Government/Credit Index was 5.56%, and for the BofA Merrill Lynch U.S Treasury Master Index the return was 5.50%.